Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2017	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5
Additions	1,212.3	87.4	672.8	87.5	172.9	2,232.9
Disposals	(1.7)	—	—	—	(0.2)	(1.9)
Amortization and impairment	(0.1)	—	(67.9)	—	(91.5)	(159.5)
Foreign exchange effect and other	60.5	—	11.1	69.5	12.4	153.5
Balance - December 31, 2017	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

Gross carrying amount	2,911.8	507.9	1,266.7	1,171.4	767.7	6,625.5
Accumulated amortization	—	—	(218.9)	—	(311.5)	(530.4)
Accumulated impairment	(7.1)	—	—	—	(15.5)	(22.6)
	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2016	1,428.2	420.5	385.6	723.3	257.3	3,214.9
Additions	216.0	—	73.8	280.9	163.4	734.1
Disposals	—	—	—	—	(0.1)	(0.1)
Amortization and impairment	(7.0)	—	(35.3)	—	(68.9)	(111.2)
Foreign exchange effect and other	(3.5)	—	7.7	10.2	(4.6)	9.8
Balance - December 31, 2016	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5

Gross carrying amount	1,640.7	420.5	578.6	1,014.4	599.5	4,253.7
Accumulated amortization	—	—	(146.8)	—	(237.7)	(384.5)
Accumulated impairment	(7.0)	—	—	—	(14.7)	(21.7)
	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5

(1)	Not subject to amortization.

Schedule goodwill and intangible asset allocation to CGUs
Goodwill and intangible assets are allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2017			December 31, 2016
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	938.9	763.7	1,702.6	—	—	—
Cara	222.3	1,073.6	1,295.9	211.5	990.3	1,201.8
Brit	154.3	571.3	725.6	154.3	576.6	730.9
Zenith National	317.6	115.5	433.1	317.6	121.4	439.0
Crum & Forster	188.8	129.4	318.2	186.5	145.1	331.6
Quess	229.0	21.8	250.8	23.7	18.5	42.2
Thomas Cook India	150.0	54.2	204.2	115.3	50.1	165.4
Northbridge	95.7	77.1	172.8	88.3	64.5	152.8
OdysseyRe	119.7	51.6	171.3	119.7	55.2	174.9
AMAG	44.7	110.2	154.9	72.6	63.0	135.6
All other(1)	443.7	199.4	643.1	344.2	129.1	473.3
	2,904.7	3,167.8	6,072.5	1,633.7	2,213.8	3,847.5

(1)	Comprised primarily of balances related to NCML, Fairchem, Mosaic Capital, Boat Rocker, The Keg, U.S. Run-off and Pethealth.